Supplement (Vanguard Total World Stock Index Fund)	12 Months Ended
Oct. 31, 2010
ETF
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Total World Stock ETF

Supplement to the Prospectus and Summary Prospectus Dated February 25, 2011

Effective immediately, the Fund's board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund's benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund's expense ratios are expected to remain unchanged.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target Index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under 'Primary Risks':

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Participant
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Total World Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 25, 2011

Effective immediately, the Fund's board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund's benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund's expense ratios are expected to remain unchanged.

In addition, effective immediately, the Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The text and tables under "Fees and Expenses" are restated as follows:

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee (on sharss held less than two months) 2%

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.39%

12b-1 Distribution Fee None

Other Expenses 0.06%

Total Annual Fund Operating Expenses 0.45%

In the same section, the table illustrating the hypothetical expenses is replaced with the following: :

1 Year 3 Years 5Years 10Years

$46 $144 $252 $567

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under 'Primary Risks':

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Retail
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Total World Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 25, 2011

Effective immediately, the Fund's board of trustees has approved replacing the FTSE All-World Index with the FTSE Global All Cap Index as the Fund's benchmark index. The new benchmark provides greater diversification and a more complete representation of the global stock market by adding exposure to small-capitalization stocks of companies located around the world. The transition to the new benchmark is not expected to generate any capital gains. The Fund's expense ratios are expected to remain unchanged.

In addition, effective immediately, the Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The text and tables under "Fees and Expenses" are restated as follows:

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee (on sharss held less than two months) 2%

Account Service Fee (for fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.39%

12b-1 Distribution Fee None

Other Expenses 0.06%

Total Annual Fund Operating Expenses 0.45%

In the same section, the table illustrating the hypothetical expenses is replaced with the following: :

1 Year 3 Years 5Years 10Years

$46 $144 $252 $567

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is inserted as the second bullet point under 'Primary Risks':

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.